CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current
Cash	$ 1,022	$ 1,558
Advances receivable	0	2,851
Total current assets	1,022	4,409
Total assets	1,022	4,409
Current
Accounts payable	59,232	81,570
Accrued liabilities	62,280	63,445
Due to related parties	1,271,090	1,065,313
Total current liabilities	1,392,602	1,210,328
Total liabilities	1,392,602	1,210,328
SHAREHOLDERS' DEFICIENCY
Authorized 500,000,000 Common Shares, $0.0008 per share par value Issued and outstanding 38,906,742 Common Shares (December 31, 2024 - 38,906,742)	31,125	31,125
Additional paid-in capital	43,325,272	43,325,272
Deficit accumulated during the exploration stage	(44,747,977)	(44,562,316)
Total shareholders' deficiency	(1,391,580)	(1,205,919)
Total liabilities and shareholders' deficiency	$ 1,022	$ 4,409